UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 89,211	$ 13,320	¥ 213,327
Cost of revenues	(16,955)	(2,531)	(51,390)
Gross profit	72,256	10,789	161,937
Operating expenses:
Selling and marketing expenses	(77,205)	(11,526)	(140,810)
General and administrative expenses	(26,933)	(4,021)	(30,643)
Research and development expenses	(12,374)	(1,847)	(17,722)
Total operating expenses	(116,512)	(17,394)	(189,175)
Loss from operations	(44,256)	(6,605)	(27,238)
Other income/(expenses):
Interest income, net	29	4	496
Foreign exchange loss	189	28	246
Loss from equity method investments	(215)	(32)	(220)
Impairment of long-term investment	0	0	(700)
Impairment of long-lived assets	(15,614)	(2,331)	0
Other income, net	3,701	553	4,304
Loss before income taxes	(56,166)	(8,383)	(23,112)
Income tax benefit	0	0	516
Net loss	(56,166)	(8,383)	(22,596)
Net loss attributable to the non-controlling interests	0	0	0
Net loss attributable to TuanChe Limited's ordinary shareholders	(56,166)	(8,383)	(22,596)
Net loss	(56,166)	(8,383)	(22,596)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	88	13	(874)
Total other comprehensive (loss)/income	88	13	(874)
Total comprehensive loss	(56,078)	(8,370)	(23,470)
Comprehensive loss attributable to:
TuanChe Limited's shareholders	(56,078)	(8,370)	(23,470)
Non-controlling interests	¥ 0	$ 0	¥ 0
Net loss attributable to the TuanChe Limited's ordinary shareholders per share
Basic | (per share)	¥ (0.18)	$ (0.03)	¥ (0.07)
Diluted | (per share)	¥ (0.18)	$ (0.03)	¥ (0.07)
Weighted average number of ordinary shares
Basic (in shares)	309,041,616	309,041,616	305,884,935
Diluted (in shares)	309,041,616	309,041,616	305,884,935
Auto shows
Net revenues
Total net revenues	¥ 25,229	$ 3,767	¥ 158,129
Special promotion events
Net revenues
Total net revenues	429	64	1,911
Referral service for commercial bank
Net revenues
Total net revenues	26,482	3,954	33,509
Online marketing services and others
Net revenues
Total net revenues	¥ 37,071	$ 5,535	¥ 19,778